Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balances at Dec. 31, 2020			$ (12,305,514)	$ (930,211)	$ 1,613,383
Net Income (loss)			(1,131,449)	0	(1,131,449)
Stock option compensation			0	0	$ 1,868,897
Issuance of stock from exercise of options (in shares)					453,000
Issuance of stock from exercise of options			0	0	$ 95,787
Balances (in shares) at Dec. 31, 2021	1,888,231
Balances at Dec. 31, 2021	$ 1,888	$ 31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)	0	0	(2,078,307)	0	(2,078,307)
Stock option compensation	$ 0	312,176	0	0	312,176
Issuance of stock from exercise of options (in shares)	10,500
Issuance of stock from exercise of options	$ 11	26,788	0	0	26,799
Balances (in shares) at Mar. 31, 2022	1,898,731
Balances at Mar. 31, 2022	$ 1,899	32,145,422	(15,515,270)	(930,211)	15,701,840
Balances (in shares) at Dec. 31, 2021	1,888,231
Balances at Dec. 31, 2021	$ 1,888	31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)					$ (8,304,268)
Issuance of stock from exercise of options (in shares)					26,400
Balances (in shares) at Sep. 30, 2022	2,080,931
Balances at Sep. 30, 2022	$ 2,081	35,334,242	(21,741,231)	(965,211)	$ 12,629,881
Balances (in shares) at Dec. 31, 2021	1,888,231
Balances at Dec. 31, 2021	$ 1,888	31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)			(17,753,838)	0	(17,753,838)
Stock option compensation			0	0	1,967,927
Stock issued			0	0	$ 2,037,000
Issuance of stock from exercise of options (in shares)					264,000
Issuance of stock from exercise of options			0	(35,000)	$ 37,642
Balances (in shares) at Dec. 31, 2022	2,083,860
Balances at Dec. 31, 2022	$ 2,084	35,883,831	(31,190,801)	(965,211)	3,729,903
Balances (in shares) at Mar. 31, 2022	1,898,731
Balances at Mar. 31, 2022	$ 1,899	32,145,422	(15,515,270)	(930,211)	15,701,840
Net Income (loss)	0	0	(1,525,442)	0	(1,525,442)
Stock option compensation	$ 0	529,565	0	0	529,565
Issuance of stock from exercise of options (in shares)	5,200
Issuance of stock from exercise of options	$ 5	8,387	0	0	8,392
Balances (in shares) at Jun. 30, 2022	1,903,931
Balances at Jun. 30, 2022	$ 1,904	32,683,374	(17,040,712)	(930,211)	14,714,355
Net Income (loss)	0	0	(4,700,519)	0	(4,700,519)
Stock option compensation	$ 0	614,094	0	0	614,094
Stock issued (in shares)	166,300
Stock issued	$ 166	1,999,334	0	0	$ 1,999,500
Issuance of stock from exercise of options (in shares)	10,700				10,700
Issuance of stock from exercise of options	$ 11	37,440	0	(35,000)	$ 2,451
Balances (in shares) at Sep. 30, 2022	2,080,931
Balances at Sep. 30, 2022	$ 2,081	35,334,242	(21,741,231)	(965,211)	12,629,881
Balances (in shares) at Dec. 31, 2022	2,083,860
Balances at Dec. 31, 2022	$ 2,084	35,883,831	(31,190,801)	(965,211)	3,729,903
Net Income (loss)	0	0	(1,349,952)	0	(1,349,952)
Stock option compensation	0	353,658	0	0	353,658
Forfeiture of stock options on disposal of business (Note 2)	$ 0	(407,322)	0	0	(407,322)
Stock issued (in shares)	7,431
Stock issued	$ 7	56,259	0	0	56,266
Amortization of stock issue costs	$ 0	(18,635)	0	0	(18,635)
Issuance of stock from exercise of options (in shares)	2,000
Issuance of stock from exercise of options	$ 2	7,398	0	0	7,400
Balances (in shares) at Mar. 31, 2023	2,093,291
Balances at Mar. 31, 2023	$ 2,093	35,875,189	(32,540,753)	(965,211)	2,371,318
Balances (in shares) at Dec. 31, 2022	2,083,860
Balances at Dec. 31, 2022	$ 2,084	35,883,831	(31,190,801)	(965,211)	3,729,903
Net Income (loss)					$ (1,265,099)
Issuance of stock from exercise of options (in shares)					2,000
Balances (in shares) at Sep. 30, 2023	2,148,291
Balances at Sep. 30, 2023	$ 2,148	36,303,586	(32,455,900)	(965,211)	$ 2,884,623
Balances (in shares) at Mar. 31, 2023	2,093,291
Balances at Mar. 31, 2023	$ 2,093	35,875,189	(32,540,753)	(965,211)	2,371,318
Net Income (loss)	0	0	234,785	0	234,785
Stock option compensation	0	88,159	0	0	88,159
Amortization of stock issue costs	$ 0	(76,673)	0	0	(76,673)
Balances (in shares) at Jun. 30, 2023	2,093,291
Balances at Jun. 30, 2023	$ 2,093	35,886,675	(32,305,968)	(965,211)	2,617,589
Net Income (loss)	0	0	(149,932)	0	(149,932)
Stock option compensation	$ 0	180,816	0	0	180,816
Stock issued (in shares)	55,000
Stock issued	$ 55	290,787	0	0	290,842
Amortization of stock issue costs	$ 0	(54,692)	0	0	$ (54,692)
Issuance of stock from exercise of options (in shares)					0
Balances (in shares) at Sep. 30, 2023	2,148,291
Balances at Sep. 30, 2023	$ 2,148	$ 36,303,586	$ (32,455,900)	$ (965,211)	$ 2,884,623